Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0000014693
Registrant Name	BROWN FORMAN CORP
Registration File Number	333-294143
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES